CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

15.                   CONVERTIBLE PROMISSORY NOTES

(a)                       2006 Convertible Promissory Notes

On December 10, 2006, the Company issued two convertible promissory notes for an aggregate principal amount of US$1,500,000 (the ‘‘2006 Convertible Notes’’) to certain Series A redeemable convertible preferred share shareholders (the ‘‘Note Holders’’) at an interest rate of 6% per annum. The 2006 Convertible Notes, together with accrued but unpaid interest, mature six months from the issuance date. However, the interest would be waived by the Note Holders in its entirety if the Series B Redeemable Convertible Preferred Shares (‘‘Series B Preferred Shares’’) are issued before the maturity date at a pre-money valuation of the Company of US$75,000,000 or above.

At the Notes Holders’ option, the 2006 Convertible Notes can be convertible into such number of the redeemable convertible preferred securities to be issued at the next round of a qualified equity financing determined using the greater of (1) the principal amount and accrued interest on the 2006 Notes divided by the conversion price which is computed based on (i) a valuation of the Company of US$70 million plus the principal amount and interest on the 2006 Notes divided by (ii) the fully diluted share capital of the Company; and (2) principal amount and accrued interest on the 2006 Convertible Notes divided by the price per Series B Preferred Shares to be issued, if such financing took place before the maturity date (‘‘Conversion Option’’). Should no qualified equity financing occur on or before the maturity date of the 2006 Convertible Notes, the Note Holders could, at their discretion, (1) require payment by the Company of all or part of the outstanding principal amount plus accrued but unpaid interest, at any time after the maturity date; (2) convert all or part of the outstanding principal amount together with all accrued but unpaid interest into such number of Series B Preferred Shares to be issued by signing a definitive sales and purchase agreement for the closing of the Series B Preferred Shares or (3) a combination of both. In the event that the Note Holders demand payment, the Company shall repay such outstanding amounts within six months according to a then-agreed repayment schedule or on the expiry of the six month period if no such agreed repayment schedule exists. In addition, if a Trade Sale, which is defined as an offer for the sale of all or more than 50% of the equity or assets of the Company, occurs before the 2006 Convertible Notes was converted into Series B Preferred Shares, the Note Holders would have the right to convert the 2006 Convertible Notes in its entirety immediately prior to the consummation of the Trade Sale into such number of Series A Redeemable Convertible Preferred Shares (‘‘Series A Preferred Shares’’) determined using based on the principal amount and accrued interest on the 2006 Convertible Notes divided by the conversion price which is computed based on (i) the lower of a valuation of the Company of US$70 million or the valuation of the Company agreed for purposes of the Trade Sale, divided by (ii) the fully diluted share capital of the Company. In certain events of default or liquidity as defined in detailed in the 2006 Convertible Notes agreement, the unpaid principal amount of the 2006 Convertible Notes and any accrued but unpaid interest will be immediately due and payable (‘‘Contingent Redemption Option’’)

The initial carrying value of the 2006 Convertible Notes is the consideration received from the Note Holders. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any BCF.

The Conversion Option of the 2006 Convertible Notes did not qualify for derivative accounting as the underlying redeemable convertible preferred shares into which the 2006 Convertible Notes can be converted into are not publicly traded nor can they be readily convertible into cash. The Contingent Redemption Option did not qualify for derivative accounting because it is clearly and closely related to the host instrument. There are no other significant embedded derivatives that are required to be bifurcated.

The embedded Conversion Option on the 2006 Convertible Notes did not contain a BCF at the commitment date as the Trade Sale has not occurred nor the shares into which it is convertible were yet issued. The conversion into Series B Preferred Shares represents a contingent conversion option, from which the BCF, if any, would be computed if and when the Series B Preferred Shares are issued.

Accounting for the 2006 Convertible Promissory Notes (Continued)

On April 20, 2007, the Company issued the Series B Preferred Shares, which is convertible into ordinary shares on a one-for-one basis. Accordingly, the 2006 Convertible Notes were converted into Series B Preferred Shares. The Company computed the BCF into Series B Preferred Shares as the contingent conversion option was triggered. In order to determine BCF of the 2006 Convertible Notes at the commitment date, BCF is computed for (i) the conversion option to convert the 2006 Convertible Notes into Series B Preferred Shares based on the effective conversion price of the 2006 Convertible Notes and the fair value per Series B Preferred Share on the commitment date of the Series B Preferred Shares and (ii) the conversion option to convert the Series B Preferred Shares into ordinary shares based on the effective conversion price of the 2006 Convertible Notes, which is computed using (a) the sum of the proceeds of the 2006 Convertible Notes and any BCF recognized in step (i) divided by the number of ordinary shares to be received and (b) the fair value of the ordinary share as of commitment date of the 2006 Convertible Notes. No BCF was recognized on the 2006 Convertible Notes as a result of step (i) as the effective conversion price of US$ 0.41 was equal to the fair value per Series B Preferred Share of the Company at April 20, 2007, the Series B Preferred Shares commitment date. No incremental BCF from step (ii) was recognized as the effective conversion price of US$0.41 was higher than the fair value per ordinary share at December 10, 2006, the 2006 Convertible Notes commitment date, which was US$0.32.

(b)                       2007 Convertible Promissory Notes

On February 28, 2007, the Company issued convertible promissory notes in an aggregate principal amount of US$1,500,000 (the “2007 Convertible Notes”) to a new third party investor (the “Note Holders”) at an interest rate of 12% per annum.  The 2007 Convertible Notes, including the principal and the accrued but unpaid interest, matures 90 days from the issuance date.  The interest would be waived by the Note Holders in its entirety if the Series B Preferred Shares were issued within 60 days.

At the Note Holder’s option, the 2007 Convertible Notes can be convertible into the preferred securities to be issued at the next round of qualified equity financing at the then subscription price of the Series B Preferred Shares (“Conversion Option”). Should no qualified equity financing occur on or before the maturity date of the 2007 Convertible Notes, the Note Holders could, at their discretion, require payment by the Company of all or part of the outstanding principal amount together with all accrued interest, at any time after the maturity date. In certain events of default as defined in the 2007 Convertible Notes agreement, the unpaid principal amount of the 2007 Convertible Notes and any accrued but unpaid interest will be immediately due and payable (“Contingent Redemption Option”).

The initial carrying value of the 2007 Convertible Notes is the consideration received from the Note Holders.  The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversions features.

The Conversion Option of the 2007 Convertible Notes did not qualify for derivative accounting as the underlying redeemable convertible preferred shares into which the 2007 Convertible Notes can be converted into are not publicly traded nor are they readily convertible into cash. The Contingent Redemption Option did not qualify for derivative accounting because it is clearly and closely related to the host instrument. There are no other significant embedded derivatives that are required to be bifurcated.

The embedded Conversion Option on the 2007 Convertible Notes did not contain a BCF at the commitment date as the shares into which it is convertible were not yet issued. The conversion into Series B Preferred Shares represents a contingent conversion option, from which the BCF, if any, would be computed if and when the Series B Preferred Shares are issued.

On April 20, 2007, the Company issued the Series B Preferred Shares, which is convertible into ordinary shares on a one-for-one basis. Accordingly, the 2007 Convertible Notes were converted into Series B Preferred Shares. The Company computed the BCF into Series B Preferred Shares as the contingent conversion option was triggered using the same two-step process as described in Note 15(a). No BCF was recognized on the 2007 Convertible Notes as a result of step (i) as the effective conversion price of US$0.41 was equal to the fair value per Series B Preferred Share of the Company at April 20, 2007, the Series B Preferred Shares commitment date. No incremental BCF from step (ii) was recognized as the effective conversion price of US$0.41 was higher than the fair value per ordinary share at February 28, 2007, the 2007 Convertible Notes commitment date, which was US$0.32.

(c)                                 2008 Convertible Promissory Notes

On July 29, 2008, the Company issued nine zero interest convertible promissory notes in an aggregate principal amount of US$3,208,000 (“2008 First Convertible Notes) to certain of the Company’s redeemable convertible preferred share shareholders (the “Note Holders”).  The principal amount matures six months following the issuance date and may be extended for a further 90 days with the prior written consent of the Note Holders. The Company also granted an option to one of the Company’s Series A Preferred Share investors to purchase additional 2008 convertible promissory notes subject to the same terms and conditions of up to US$793,000 for within 60 days from July 29, 2008 (“Second 2008 Convertible Note Option”).

On September 25, 2008, the Company issued another zero interest convertible promissory note of an aggregate principal amount of US$397,000 (“2008 Second Convertible Note”) upon the exercise of the Second 2008 Convertible Note Option. The principal amount has the same maturity date as the 2008 First Convertible Notes. The maturity date may be extended for a further 90 days with the prior consent of the Note Holder.

The ten convertible promissory notes will be collectively referred to as the “2008 Convertible Notes” hereafter.

At the Notes Holders’ option, the 2008 Convertible Notes can be convertible into the convertible preferred securities to be issued at the next round of qualified equity financing at (i) 85% of the then subscription price of the Series C Redeemable Convertible Preferred Shares (“Series C Preferred Shares”), if such financing took place before the maturity date or (ii) the lower of (1) the average purchase price for a Series C Preferred Share using a pre-money valuation of the Company of US$150,000,000 or (2) the average purchase price for a Series C Preferred Share using the 75% of the pre-money valuation of the Company as set out in the Series C Preferred Shares Sales and Purchase agreement, if the term extension option is exercised and such financing took place before the expiry of the term extension (“Conversion Option”). Should no qualified equity financing occur on or before the maturity date, or the expiry of the term extension of the 2008 Convertible Notes in the event that such option is exercised, the Note Holders could, at their discretion, convert all the outstanding principal amount into such number of Series B Preferred Shares at the subscription price per Series B Preferred Share determined based on the pre-money valuation of the Company of US$150,000,000.  In certain events of default as defined in the 2008 Convertible Notes agreement, the unpaid principal amount of the 2008 Convertible Notes will be immediately due and payable (“Contingent Redemption Option”).

On April 29, 2009, the 2008 Convertible Notes were modified to extend the maturity date to December 29, 2009, which did not meet any of the three conditions required under ASC subtopic 470-50 (“ASC 470-50”) “Modifications and Extinguishments” to qualify as a substantial modification.

The initial carrying value of the 2008 Convertible Notes is the consideration received from the Note. The Second 2008 Convertible Note Option is insignificant in value as the option only has a term of two months and exercisable into Notes with the same terms and conditions as the 2008 First Convertible Notes. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The Conversion Option of the 2008 Convertible Notes did not qualify for derivative accounting as the underlying redeemable convertible preferred shares into which the 2008 Convertible Notes can be converted into are not publicly traded nor are they readily convertible into cash. The Contingent Redemption Option did not qualify for derivative accounting because it is clearly and closely related to the host instrument. There are no other significant embedded derivatives that are required to be bifurcated.

As of the respective issuance dates, which are also the commitment dates, the effective conversion price used to calculate the amount of the BCF was US$0.55, which is the effective conversion price into Series B Preferred Shares, the only available conversion option available at the commitment date. No BCF was recognized as the effective conversion price of US$0.55 was higher than the fair value per Series B Preferred Shares and per ordinary share of the Company of US$0.35 and US$0.17, respectively. The conversion into Series C Preferred Shares represents a contingent conversion option, from which the BCF, if any, would be re-computed if and when the Series C Preferred Shares are issued.

On December 29, 2009, the Company issued Series C Preferred Shares (Note 17), which is convertible into ordinary shares on a one-for-one basis. Accordingly, the 2008 Convertible Notes were converted into Series C Preferred Shares. The Company re-computed the BCF into Series C Preferred Shares as the Contingent Conversion Option was triggered using the same two-step process. An incremental BCF on the 2008 Convertible Notes of US$1,412,658 was recognized as a result of step (i) as the effective conversion price of US$0.30 was lower than the fair value per Series C Preferred Share at December 29, 2009, the Series C Preferred Shares commitment date, which was US$0.42. The discount from recording such BCF was then accreted immediately prior to conversion as interest expense in the consolidated statement of operations. No incremental BCF from step (ii) was recognized as the effective conversion price (including the BCF recognized in step (i)) of US$0.42 was higher than the fair value per ordinary share at July 29, 2008 and September 25, 2008, the respective 2008 Convertible Notes commitment dates, which was US$0.17.

Concurrent with the Company’s Initial Public Offering on October 1, 2010, all of the Company’s classes of issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted into 205,565,425 ordinary shares of the Company.